Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Telephone: (202) 261-3300

Fax: (202) 261-3333

November 5, 2024

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	PIMCO ETF Trust (the “Trust”)

(File Nos. 333-155395 and 811-22250)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), we hereby certify on behalf of the Trust, that (i) the forms of the PIMCO Index Exchange-Traded Funds Prospectus and the Statement of Additional Information that the Trust would have filed pursuant to Rule 497(c) under the Securities Act do not differ from those contained in Post-Effective Amendment No. 490, which was filed on October 25, 2024, and (ii) the text of Post-Effective Amendment No. 490 was filed electronically on October 25, 2024.

Please do not hesitate to contact the undersigned at (202) 261-3464 if you have any questions regarding this certification.

Sincerely,

/s/ Adam T. Teufel

Adam T. Teufel

cc:	Ryan Leshaw

Timothy Bekkers

Sonia Bui

Douglas P. Dick